Derivative instruments - Additional information (Details) $ in Millions	1 Months Ended
	Jan. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CAD ($)
Disclosure of derivative instruments
Strike price of put options at the time of purchasing	$ 3.10
Foreign exchange forward contracts
Disclosure of derivative instruments
Amount hedged per month			$ 42.0
Average foreign exchange rate		$ 1,500,000